Provisions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of other provisions [line items]
Provisions, beginning	$ 75,155	$ 69,493
Revisions in estimates and obligations incurred	32,909	6,516
Acquired from Tahoe (Note 8)	78,052
-new provisions	2,551	1,308
-change in estimate	(252)	(173)
-exchange gains on provisions	(265)	(253)
Charged in the year	(405)	(411)
Reclamation expenditures	(2,264)	(7,849)
Accretion expense (Note 24)	9,903	6,524
Provisions, ending	195,384	75,155
Contingent liability for decommissioning, restoration and rehabilitation costs [member]
Disclosure of other provisions [line items]
Provisions, beginning	70,587	65,396
Revisions in estimates and obligations incurred	32,909	6,516
Acquired from Tahoe (Note 8)	77,320
-new provisions	0	0
-change in estimate	0	0
-exchange gains on provisions	0	0
Charged in the year	0	0
Reclamation expenditures	(2,264)	(7,849)
Accretion expense (Note 24)	9,903	6,524
Provisions, ending	188,455	70,587
Litigation [member]
Disclosure of other provisions [line items]
Provisions, beginning	4,568	4,097
Revisions in estimates and obligations incurred	0	0
Acquired from Tahoe (Note 8)	732
-new provisions	2,551	1,308
-change in estimate	(252)	(173)
-exchange gains on provisions	(265)	(253)
Charged in the year	(405)	(411)
Reclamation expenditures	0	0
Accretion expense (Note 24)	0	0
Provisions, ending	$ 6,929	$ 4,568